Net Defined Benefit Liabilities - Summary of Post-Employment Benefits Recognized in Profit Or Loss (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details Of Postemployment Benefits Recognized In Profit Or Loss [Abstract]
Current service cost		₩ 249,099	₩ 241,448	₩ 233,273
Past service cost		3,669	451	(16,197)
Net interest expense on net defined benefit liabilities		2,485	2,921	4,743
Gains on settlement		(1,859)	(4,311)	(1,912)
Post-employment benefits	[1]	253,394	240,509	219,907
Postemployment Benefit Expense Defined Benefit Plans Recognized As Other Operating Expense		3,383	₩ 3,194	2,840
Postemployment Benefit Expense Defined Benefit Plans Recognized As Prepayments		₩ 137		₩ 176

[1]	Includes post-employment benefits amounting to ￦ 2,840 million, ￦ 3,194 million and ￦ 3,383 million recognized as other operating expenses for the years ended December 31, 2020, 2021, 2022 and ￦ 176 million and ￦ 137 million recognized as prepayment for the years ended December 31, 2020 and 2022.